UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01660

Exact name of registrant as specified in charter:	Prudential’s Gibraltar Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2020

Date of reporting period:	6/30/2020

Item 1 – Reports to Stockholders

Prudential’s Gibraltar Fund, Inc.

SEMIANNUAL REPORT	June 30, 2020

This report provides financial information about Prudential’s Gibraltar Fund, Inc. (the Fund), an investment option under your variable contract.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2020, were not audited; and accordingly, no auditor’s opinion is expressed on them.

Investors should carefully consider the contract and the Fund’s investment objective, risks, and charges and expenses before investing. The contract and the Fund prospectus contain information relating to investment objectives, risks, and charges and expenses, as well as other important information. Read them carefully before investing or sending money.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. For costs and complete details, refer to your contract or contact your licensed financial professional. Contract guarantees are based on the claims-paying ability of the issuing company.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third calendar quarter-end on Form N-PORT. Form N-PORT is available on the Commission’s website at www.sec.gov or call (800) SEC-0330.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling (888) 778-2888.

Prudential’s Gibraltar Fund, Inc. Table of Contents	Semiannual Report	June 30, 2020

∎	LETTER TO PLANHOLDERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements
Section B	Notes to Financial Statements
Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENT

Prudential’s Gibraltar Fund, Inc. Letter to Planholders	Semiannual Report	June 30, 2020

∎	DEAR PLANHOLDER:

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. Despite today’s uncertainties, we remain strong and ready to serve and support you. This Prudential’s Gibraltar Fund semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 145 years. You can count on our history of financial stability. We are diversified for endurance. Our balanced mix of risks and businesses positions us well to manage through any economic environment. We’ve applied the lessons from decades of challenges to be stronger, because we are committed to keeping our promises to you.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. A strong sense of social responsibility for our clients, our employees, and our communities has been embedded in the company since our founding. It guides our efforts to help our customers achieve peace of mind through financial wellness.

We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

Prudential’s Gibraltar Fund, Inc.	July 31, 2020

Prudential’s Gibraltar Fund, Inc. Presentation of Portfolio Holdings — unaudited	June 30, 2020

Prudential’s Gibraltar Fund, Inc.
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Microsoft Corp.	Software	8.5%
Amazon.com, Inc.	Internet & Direct Marketing Retail	7.2%
salesforce.com, Inc.	Software	5.3%
Adobe, Inc.	Software	5.1%
Mastercard, Inc. (Class A Stock)	IT Services	5.0%
Visa, Inc. (Class A Stock)	IT Services	5.0%
Tesla, Inc.	Automobiles	4.8%
Alphabet, Inc. (Class C Stock)	Interactive Media & Services	3.9%
NIKE, Inc. (Class B Stock)	Textiles, Apparel & Luxury Goods	3.8%
Apple, Inc.	Technology Hardware, Storage & Peripherals	3.7%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Prudential’s Gibraltar Fund, Inc. Fees and Expenses — unaudited	June 30, 2020

As a Planholder investing in the Fund through a variable contract, you incur ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your contract. If contract charges were included, the costs shown below would be higher. Please consult your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Fund expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Fund expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Prudential’s Gibraltar Fund, Inc.		Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*

Prudential's Gibraltar Fund, Inc.	Actual	$1,000.00	$1,135.70	0.62%	$3.29
	Hypothetical	$1,000.00	$1,021.78	0.62%	$3.12

* Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended June 30, 2020, and divided by the 366 days in the Fund’s fiscal year ending December 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PRUDENTIAL’S GIBRALTAR FUND, INC.

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

LONG-TERM INVESTMENTS — 91.4%
COMMON STOCKS	Shares	Value
Aerospace & Defense — 1.3%
Boeing Co. (The)	13,218	$2,422,859

Automobiles — 4.8%
Tesla, Inc.*(a)	8,554	9,236,695

Beverages — 1.7%
Constellation Brands, Inc. (Class A Stock)	18,724	3,275,764

Biotechnology — 2.4%
BioMarin Pharmaceutical, Inc.*	19,305	2,381,079
Vertex Pharmaceuticals, Inc.*	7,993	2,320,448

		4,701,527

Capital Markets — 2.0%
S&P Global, Inc.	11,461	3,776,170

Food & Staples Retailing — 3.5%
Costco Wholesale Corp.	22,126	6,708,824

Food Products — 1.1%
Mondelez International, Inc. (Class A Stock)	40,971	2,094,847

Health Care Equipment & Supplies — 1.1%
Boston Scientific Corp.*	48,496	1,702,695
Danaher Corp.	2,264	400,343

		2,103,038

Health Care Technology — 0.7%
Teladoc Health, Inc.*(a)	6,582	1,256,109

Interactive Media & Services — 9.6%
Alphabet, Inc. (Class A Stock)*	3,049	4,323,634
Alphabet, Inc. (Class C Stock)*	5,284	7,469,515
Facebook, Inc. (Class A Stock)*	28,993	6,583,441

		18,376,590

Internet & Direct Marketing Retail — 9.3%
Alibaba Group Holding Ltd. (China), ADR*	18,236	3,933,505
Amazon.com, Inc.*	5,037	13,896,177

		17,829,682

IT Services — 12.9%
Mastercard, Inc. (Class A Stock)	32,677	9,662,589
Shopify, Inc. (Canada) (Class A Stock)*	5,742	5,450,306
Visa, Inc. (Class A Stock)(a)	49,830	9,625,661

		24,738,556

Life Sciences Tools & Services — 3.1%
Illumina, Inc.*	15,817	5,857,826

Pharmaceuticals — 5.3%
AstraZeneca PLC (United Kingdom), ADR	108,237	5,724,655
Eli Lilly & Co.	27,297	4,481,621

		10,206,276

Software — 21.3%
Adobe, Inc.*	22,545	9,814,063

COMMON STOCKS (continued)	Shares	Value
Software (cont’d.)
Microsoft Corp.	79,831	$16,246,407
RingCentral, Inc. (Class A Stock)*	6,329	1,803,828
salesforce.com, Inc.*	54,547	10,218,290
Splunk, Inc.*	14,260	2,833,462

		40,916,050

Specialty Retail — 1.6%
Home Depot, Inc. (The)	12,351	3,094,049

Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.	19,690	7,182,912

Textiles, Apparel & Luxury Goods — 6.0%
Kering SA (France), ADR	76,233	4,181,380
NIKE, Inc. (Class B Stock)	74,776	7,331,787

		11,513,167

TOTAL LONG-TERM INVESTMENTS (cost $53,368,764)		175,290,941

SHORT-TERM INVESTMENTS — 16.9%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	16,495,068	16,495,068
PGIM Institutional Money Market Fund (cost $15,843,883; includes $15,839,228 of cash collateral for securities on loan)(b)(w)	15,859,270	15,859,270

TOTAL SHORT-TERM INVESTMENTS (cost $32,338,951)		32,354,338

TOTAL INVESTMENTS—108.3% (cost $85,707,715)		207,645,279
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.3)%		(15,835,698)

NET ASSETS — 100.0%		$191,809,581

Below is a list of the abbreviation(s) used in the semiannual report:

ADR	— American Depositary Receipt
LIBOR	— London Interbank Offered Rate

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $16,185,724; cash collateral of $15,839,228 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A1

PRUDENTIAL’S GIBRALTAR FUND, INC. (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 —	unadjusted quoted prices generally in active markets for identical securities.
Level 2 —	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3 —	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense.	$2,422,859	$—	$—
Automobiles	9,236,695	—	—
Beverages	3,275,764	—	—
Biotechnology	4,701,527	—	—
Capital Markets	3,776,170	—	—
Food & Staples Retailing	6,708,824	—	—
Food Products	2,094,847	—	—
Health Care Equipment & Supplies	2,103,038	—	—
Health Care Technology	1,256,109	—	—
Interactive Media & Services	18,376,590	—	—
Internet & Direct Marketing Retail	17,829,682	—	—
IT Services	24,738,556	—	—
Life Sciences Tools & Services	5,857,826	—	—
Pharmaceuticals	10,206,276	—	—
Software	40,916,050	—	—
Specialty Retail	3,094,049	—	—
Technology Hardware, Storage & Peripherals	7,182,912	—	—
Textiles, Apparel & Luxury Goods	11,513,167	—	—
Affiliated Mutual Funds	32,354,338	—	—

Total	$207,645,279	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Software	21.3%
Affiliated Mutual Funds (8.3% represents investments purchased with collateral from securities on loan)	16.9
IT Services	12.9
Interactive Media & Services	9.6
Internet & Direct Marketing Retail	9.3
Textiles, Apparel & Luxury Goods	6.0
Pharmaceuticals	5.3
Automobiles	4.8
Technology Hardware, Storage & Peripherals	3.7
Food & Staples Retailing	3.5
Life Sciences Tools & Services	3.1
Biotechnology	2.4

Capital Markets	2.0%
Beverages	1.7
Specialty Retail	1.6
Aerospace & Defense	1.3
Health Care Equipment & Supplies	1.1
Food Products	1.1
Health Care Technology	0.7

108.3
Liabilities in excess of other assets	(8.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A2

PRUDENTIAL’S GIBRALTAR FUND, INC. (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$16,185,724	$(15,839,228)	$346,496

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A3

PRUDENTIAL’S GIBRALTAR FUND, INC. (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $16,185,724:
Unaffiliated investments (cost $53,368,764)	$175,290,941
Affiliated investments (cost $32,338,951)	32,354,338
Dividends receivable	63,066
Tax reclaim receivable	56,098
Prepaid expenses	220

Total Assets	207,764,663

LIABILITIES
Payable to broker for collateral for securities on loan	15,839,228
Management fee payable	83,930
Accrued expenses and other liabilities	31,924

Total Liabilities	15,955,082

NET ASSETS	$191,809,581

Net assets were comprised of:
Shares of beneficial interest, at par	$84,886
Paid-in capital in excess of par	54,217,559
Total distributable earnings (loss)	137,507,136

Net assets, June 30, 2020.	$191,809,581

Net asset value and redemption price per share, $191,809,581 / 8,488,601 outstanding shares of common stock (authorized 75,000,000 shares)	$22.60

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS) INCOME
Unaffiliated dividend income (net of $10,141 foreign withholding tax)	$667,562
Affiliated dividend income	51,761
Affiliated income from securities lending, net	28,966

Total income	748,289

EXPENSES
Management fee	482,739
Custodian and accounting fees	24,904
Audit fee	13,526
Legal fees and expenses.	6,057
Directors’ fees	5,936
Miscellaneous	8,215

Total expenses	541,377

NET INVESTMENT INCOME (LOSS)	206,912

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions (including affiliated of $(12,267))	8,678,151
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $13,193)	13,251,602

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	21,929,753

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,136,665

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$206,912	$412,127
Net realized gain (loss) on investment transactions	8,678,151	18,539,006
Net change in unrealized appreciation (depreciation) on investments	13,251,602	28,343,626

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	22,136,665	47,294,759

DIVIDENDS AND DISTRIBUTIONS
Distributions from distributable earnings	—	(14,368,059)

CAPITAL STOCK TRANSACTIONS
Capital stock issued in reinvestment of dividends [0 and 748,932 shares, respectively]	—	14,368,059
Capital stock repurchased [445,366 and 1,064,221 shares, respectively]	(8,076,711)	(20,350,076)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL STOCK TRANSACTIONS	(8,076,711)	(5,982,017)

TOTAL INCREASE (DECREASE)	14,059,954	26,944,683
NET ASSETS:
Beginning of period	177,749,627	150,804,944

End of period	$191,809,581	$177,749,627

SEE NOTES TO FINANCIAL STATEMENTS.

A4

NOTES TO FINANCIAL STATEMENTS

(unaudited)

Prudential’s Gibraltar Fund, Inc. (the “Fund”) was originally incorporated in the State of Delaware on March 14, 1968 and was reincorporated in the State of Maryland effective May 1, 1997. It is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund was organized by The Prudential Insurance Company of America (“PICA”) to serve as the investment medium for the variable contract accounts of The Prudential Financial Security Program (“FSP”). The Fund does not sell its shares to the public. The accounts will redeem shares of the Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

The investment objective of the Fund is growth of capital to the extent compatible with a concern for preservation of principal.

1.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 — Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

B1

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

B2

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income semi-annually and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.	Agreements

The Fund has a management agreement with PGIM Investments. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”) (the “Subadviser”), which provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of the Subadviser, the cost of compensation of officers of the Fund, costs related to shareholder reporting, occupancy and certain clerical and administrative expenses of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.55% of the Fund’s average daily net assets of the Fund. All amounts paid or payable by the Fund to the Manager, under the agreement, are reflected in the Statement of Operations.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the shares of the Fund. No distribution or service fees are paid to PIMS as distributor of shares of the Fund.

The Fund has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended June 30, 2020, brokerage commission recaptured under these agreements was $3,298.

PGIM Investments, PICA, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3.	Other Transactions with Affiliates

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

B3

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Fund’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended June 30, 2020, no 17a-7 transactions were entered into by the Fund.

4.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended June 30, 2020, were $10,944,991 and $29,220,767, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended June 30, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$ 6,122,590	$29,505,698	$19,133,220	$—	$—	$16,495,068	16,495,068	$51,761
PGIM Institutional Money Market Fund*
17,118,307	85,906,298	87,166,261	13,193	(12,267)	15,859,270	15,859,270	28,966	**

$23,240,897	$115,411,996	$106,299,481	$13,193	$(12,267)	$32,354,338		$80,727

*	The Fund did not have any capital gain distributions during the reporting period.
**	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.

5.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2020 were as follows:

Tax Basis	$85,708,424

Gross Unrealized Appreciation	122,642,965
Gross Unrealized Depreciation	(706,110)

Net Unrealized Appreciation	$121,936,855

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2019 are subject to such review.

B4

6.	Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 – 10/1/2020
Total Commitment	$1,222,500,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

*	Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended June 30, 2020.

7.	Ownership and Affiliates

Pursuant to the Fund’s Articles of Incorporation, the Fund is authorized to issue 75,000,000 shares, with a par value of $0.01 per share, and an aggregate par value of $750,000.

As of June 30, 2020, all shares of record of the Fund were owned by PICA on behalf of the owners of the three variable insurance products: Prudential’s Investment Plan Account, Prudential’s Annuity Plan Account and Prudential’s Annuity Plan Account-2.

8.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

B5

Financial Highlights

(Unaudited)

Prudential’s Gibraltar Fund, Inc.

	Six Months Ended		Year Ended December 31,
	June 30, 2020		2019	2018	2017	2016	2015
Per Share Operating Performance:
Net Asset Value, beginning of period	$19.90		$16.30	$17.18	$14.31	$15.64	$15.24

Income (Loss) From Investment Operations:
Net investment income (loss)	0.02		0.05	0.05	0.05	0.03	0.02
Net realized and unrealized gain (loss) on investment transactions	2.68		5.26	0.83	5.11	0.05	1.92

Total from investment operations	2.70		5.31	0.88	5.16	0.08	1.94

Less Dividends and Distributions:
Dividends from net investment income	—		(0.04)	(0.04)	(0.05)	(0.03)	(0.03)
Distributions from net realized gains on investments	—		(1.67)	(1.72)	(2.24)	(1.38)	(1.51)

Total dividends and distributions	—		(1.71)	(1.76)	(2.29)	(1.41)	(1.54)

Net Asset Value, end of period	$22.60		$19.90	$16.30	$17.18	$14.31	$15.64

Total Return(a)	13.57%		33.13%	4.61%	36.24%	0.39%	12.65%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$192		$178	$151	$161	$143	$159
Average net assets (in millions)	$177		$167	$171	$158	$146	$162
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	0.62	%(c)	0.62%	0.61%	0.62%	0.62%	0.62%
Expenses before waivers and/or expense reimbursement	0.62	%(c)	0.62%	0.61%	0.62%	0.62%	0.62%
Net investment income (loss)	0.24	%(c)	0.25%	0.25%	0.29%	0.19%	0.14%
Portfolio turnover rate(d)	7%		16%	12%	16%	21%	22%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Fund invests.

(c)	Annualized.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Prudential’s Gibraltar Fund, Inc. Fund Liquidity Risk Management Program — unaudited	June 30, 2020

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Fund’s Board of Directors (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Fund’s Board.

At a meeting of the Board of Directors on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from the inception of the Fund’s program on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the Board) of Prudential’s Gibraltar Fund, Inc. (the Fund) consists of nine individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Directors). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of the Board (the Directors) by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Director.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (PGIM Investments) and the Fund’s subadvisory agreement with Jennison Associates LLC (Jennison). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 15-16, 2020 (the Meeting) and approved the renewal of the agreements through July 31, 2021, after concluding that renewal of the agreements was in the best interest of the Fund and its shareholders.

In advance of the Meeting, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple portfolios, but its approvals were made on a fund-by-fund or portfolio-by-portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and Jennison. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator of the Fund’s liquidity risk management program. The Board also considered that PGIM Investments or its affiliates pays the salaries of all of the officers and interested Directors of the Fund. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), which is a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered the investment subadvisory services provided by Jennison, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management personnel responsible for the oversight of the Fund and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PGIM Investments and Jennison. The Board noted that Jennison is affiliated with PGIM Investments.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates from serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of the subadviser, an affiliate of PGIM Investments, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning whether PGIM Investments realizes economies of scale as the Fund’s assets grow beyond current levels. The Board noted that economies of scale, if any, may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and Jennison

The Board considered potential ancillary benefits that might be received by PGIM Investments and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included compensation received by insurance company affiliates of PGIM Investments from Jennison, as well as benefits to the reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits, and the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses / Other Factors

With respect to the Fund, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2019. The Board compared the historical performance of the Fund to the comparable performance of its benchmark index and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Fund (Peer Universe).

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the calendar year 2019. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Fund (the Peer Group). The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in the Peer Universe and the Peer Group were objectively selected by Broadridge. The comparisons placed the Fund in various quartiles, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.

•

The Board concluded that, after considering a variety of information, including the factors noted above, it would be in the best interests of the Fund and its shareholders to renew the agreements and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

The Audited Financial Statements of The Prudential Insurance Company of America are available upon request. You may call (888) 778-2888 to obtain a free copy of the Audited Financial Statements.

For service-related questions, please contact the Annuity Service Center at (888) 778-2888.

©2020 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

FSP-SAR

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not               applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential’s Gibraltar Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	August 13, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Timothy S. Cronin
Timothy S. Cronin
Principal Executive Officer

Date:	August 13, 2020

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	August 13, 2020